VistaShares Target 15 USA Quality Income ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 101.0%	Shares	Value
Banking - 2.0%
First Financial Bankshares, Inc.	2,586	$80,787
Prosperity Bancshares, Inc.	1,735	119,212
ServisFirst Bancshares, Inc.	931	66,222
TFS Financial Corp.	975	13,894
United Bankshares, Inc.	2,609	97,159
		377,274

Consumer Discretionary Services - 0.5%
Grand Canyon Education, Inc.(a)	549	86,599

Consumer Staple Products - 4.4%
Procter & Gamble Co.	5,714	846,586

Financial Services - 24.8%
CME Group, Inc. - Class A	3,371	948,802
Corpay, Inc.(a)	1,288	380,990
FactSet Research Systems, Inc.	730	202,407
Federated Hermes, Inc. - Class B	1,453	72,897
Jack Henry & Associates, Inc.	1,418	247,413
MarketAxess Holdings, Inc.	696	114,067
Mastercard, Inc. - Class A	1,625	894,611
PJT Partners, Inc. - Class A	429	72,076
State Street Corp.	5,425	645,684
Tradeweb Markets, Inc. - Class A	2,298	250,160
Visa, Inc. - Class A	2,590	866,200
Western Union Co.	6,411	56,353
		4,751,660

Health Care - 6.3%
Immunovant, Inc.(a)	1,321	31,902
Medpace Holdings, Inc.(a)	439	260,090
Tempus AI, Inc. - Class A(a)	1,480	115,336
Viking Therapeutics, Inc.(a)	2,162	79,583
Zoetis, Inc. - Class A	5,687	728,960
		1,215,871

Industrial Products - 17.2%
AMETEK, Inc.	4,454	881,402
Badger Meter, Inc.	558	99,626
Donaldson Co., Inc.	2,277	204,702
General Dynamics Corp.	3,402	1,162,225
Illinois Tool Works, Inc.	3,807	949,009
		3,296,964

Industrial Services - 16.6%
Automatic Data Processing, Inc.	2,952	753,646
Brady Corp. - Class A	820	64,157

Cintas Corp.		4,273	794,863
Fastenal Co.		21,935	886,174
Paychex, Inc.		6,054	676,171
			3,175,011

Insurance - 3.9%
Arthur J. Gallagher & Co.		2,796	692,345
NMI Holdings, Inc.(a)		1,459	55,661
			748,006

Materials - 3.0%
AptarGroup, Inc.		1,281	159,805
Balchem Corp.		620	96,850
Royal Gold, Inc.		1,272	259,284
WD-40 Co.		262	51,300
			567,239

Media - 1.4%
Grab Holdings Ltd. - Class A(a)		47,966	261,415

Real Estate - 0.8%
Agree Realty Corp. - REIT		2,149	161,648

Retail & Wholesale - Discretionary - 3.0%
Tractor Supply Co.		10,375	568,343

Retail & Wholesale - Staples - 5.8%
BJ’s Wholesale Club Holdings, Inc.(a)		2,824	251,986
Costco Wholesale Corp.		938	856,947
			1,108,933

Software & Tech Services - 11.3%
Accenture PLC - Class A		2,997	749,250
Manhattan Associates, Inc.(a)		1,154	203,623
Oracle Corp.		5,723	1,155,760
SPS Commerce, Inc.(a)		722	60,157
			2,168,790

TOTAL COMMON STOCKS (Cost $20,729,077)			19,334,339

PURCHASED OPTIONS - 0.6%(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.6%
Accenture PLC, Expiration: 12/19/2025; Exercise Price: $285.00	$725,000	29	5,655
AptarGroup, Inc., Expiration: 12/19/2025; Exercise Price: $125.00	149,700	12	3,870
BJ’s Wholesale Club Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $105.00	240,921	27	540
BJ’s Wholesale Club Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $100.00	8,923	1	10
Cintas Corp., Expiration: 12/19/2025; Exercise Price: $205.00	781,284	42	2,520
CME Group, Inc., Expiration: 12/19/2025; Exercise Price: $300.00	928,818	33	2,640
Costco Wholesale Corp., Expiration: 12/5/2025; Exercise Price: $925.00	822,231	9	4,702
FactSet Research Systems, Inc., Expiration: 12/19/2025; Exercise Price: $310.00	194,089	7	2,170

Fastenal Co., Expiration: 12/19/2025; Exercise Price: $42.50	884,760	219	3,833
General Dynamics Corp., Expiration: 12/19/2025; Exercise Price: $350.00	1,161,542	34	10,285
Grand Canyon Education, Inc., Expiration: 12/19/2025; Exercise Price: $180.00	78,870	5	62
Immunovant, Inc., Expiration: 12/19/2025; Exercise Price: $26.00	31,395	13	1,528
MarketAxess Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $180.00	98,334	6	420
Mastercard, Inc., Expiration: 12/5/2025; Exercise Price: $562.50	880,848	16	1,992
Oracle Corp., Expiration: 12/19/2025; Exercise Price: $250.00	1,151,115	57	10,374
Paychex, Inc., Expiration: 12/19/2025; Exercise Price: $125.00	670,140	60	1,650
Royal Gold, Inc., Expiration: 12/19/2025; Exercise Price: $200.00	244,608	12	10,200
S&P 500 Mini Index, Expiration: 12/5/2025; Exercise Price: $693.00	890,383	13	1,183
State Street Corp., Expiration: 12/19/2025; Exercise Price: $120.00	642,708	54	10,395
Tempus AI, Inc., Expiration: 12/19/2025; Exercise Price: $95.00	109,102	14	1,085
Tradeweb Markets, Inc., Expiration: 12/19/2025; Exercise Price: $120.00	239,492	22	440
Viking Therapeutics, Inc., Expiration: 12/19/2025; Exercise Price: $40.00	77,301	21	3,507
Visa, Inc., Expiration: 12/19/2025; Exercise Price: $365.00	836,100	25	538
WD-40 Co., Expiration: 12/19/2025; Exercise Price: $210.00	39,160	2	235
Zoetis, Inc., Expiration: 12/19/2025; Exercise Price: $125.00	717,808	56	31,360
Total Call Options			111,194
TOTAL PURCHASED OPTIONS (Cost $120,382)			111,194

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(e)		92,745	92,745

TOTAL SHORT-TERM INVESTMENTS (Cost $92,745)			92,745

TOTAL INVESTMENTS - 102.1% (Cost $20,942,204)			$19,538,278
Liabilities in Excess of Other Assets - (2.1)%			(397,071)
TOTAL NET ASSETS - 100.0%			$19,141,207

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

VistaShares Target 15 USA Quality Income ETF
Schedule of Written Options Contracts
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.1)%
Accenture PLC, Expiration: 12/19/2025; Exercise Price: $265.00	$(725,000)	(29)	$(18,560)
Agree Realty Corp., Expiration: 12/19/2025; Exercise Price: $75.00	(157,962)	(21)	(3,150)
AMETEK, Inc., Expiration: 12/19/2025; Exercise Price: $195.00	(870,716)	(44)	(24,420)
AptarGroup, Inc., Expiration: 12/19/2025; Exercise Price: $120.00	(149,700)	(12)	(7,560)
Arthur J. Gallagher & Co., Expiration: 12/19/2025; Exercise Price: $260.00	(668,574)	(27)	(8,370)
Automatic Data Processing, Inc., Expiration: 12/5/2025; Exercise Price: $257.50	(740,370)	(29)	(5,075)
Badger Meter, Inc., Expiration: 12/19/2025; Exercise Price: $180.00	(89,270)	(5)	(1,750)
Balchem Corp., Expiration: 12/19/2025; Exercise Price: $160.00	(93,726)	(6)	(1,080)
BJ’s Wholesale Club Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $95.00	(249,844)	(28)	(1,750)
Brady Corp., Expiration: 12/19/2025; Exercise Price: $80.00	(62,592)	(8)	(1,920)
Cintas Corp., Expiration: 12/19/2025; Exercise Price: $195.00	(781,284)	(42)	(6,300)
CME Group, Inc., Expiration: 12/19/2025; Exercise Price: $280.00	(928,818)	(33)	(20,130)
Corpay, Inc., Expiration: 12/19/2025; Exercise Price: $290.00	(354,960)	(12)	(13,800)
Costco Wholesale Corp., Expiration: 12/5/2025; Exercise Price: $907.50	(822,231)	(9)	(11,925)
Donaldson Co., Inc., Expiration: 12/19/2025; Exercise Price: $90.00	(197,780)	(22)	(6,600)
FactSet Research Systems, Inc., Expiration: 12/19/2025; Exercise Price: $290.00	(194,089)	(7)	(5,740)
Fastenal Co., Expiration: 12/19/2025; Exercise Price: $40.00	(884,760)	(219)	(24,638)
Federated Hermes, Inc., Expiration: 12/19/2025; Exercise Price: $50.00	(70,238)	(14)	(3,360)
General Dynamics Corp., Expiration: 12/19/2025; Exercise Price: $340.00	(1,161,542)	(34)	(24,480)
Grab Holdings Ltd., Expiration: 12/19/2025; Exercise Price: $6.00	(261,055)	(479)	(3,592)
Grand Canyon Education, Inc., Expiration: 12/19/2025; Exercise Price: $170.00	(78,870)	(5)	(287)
Illinois Tool Works, Inc., Expiration: 12/19/2025; Exercise Price: $250.00	(947,264)	(38)	(16,340)
Immunovant, Inc., Expiration: 12/19/2025; Exercise Price: $25.00	(31,395)	(13)	(1,397)
Jack Henry & Associates, Inc., Expiration: 12/19/2025; Exercise Price: $170.00	(244,272)	(14)	(8,890)
Manhattan Associates, Inc., Expiration: 12/19/2025; Exercise Price: $185.00	(194,095)	(11)	(3,218)
MarketAxess Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $170.00	(98,334)	(6)	(1,590)
Mastercard, Inc., Expiration: 12/5/2025; Exercise Price: $555.00	(880,848)	(16)	(5,600)
Medpace Holdings, Inc., Expiration: 12/19/2025; Exercise Price: $630.00	(236,984)	(4)	(2,500)
Oracle Corp., Expiration: 12/19/2025; Exercise Price: $240.00	(1,151,115)	(57)	(16,160)
Paychex, Inc., Expiration: 12/19/2025; Exercise Price: $115.00	(670,140)	(60)	(12,450)
PJT Partners, Inc., Expiration: 12/19/2025; Exercise Price: $170.00	(67,204)	(4)	(1,210)
Procter & Gamble Co., Expiration: 12/19/2025; Exercise Price: $150.00	(844,512)	(57)	(10,545)
Royal Gold, Inc., Expiration: 12/19/2025; Exercise Price: $190.00	(244,608)	(12)	(19,440)

S&P 500 Mini Index, Expiration: 12/5/2025; Exercise Price: $687.00	(890,383)	(13)	(3,939)
SPS Commerce, Inc., Expiration: 12/19/2025; Exercise Price: $85.00	(58,324)	(7)	(2,100)
State Street Corp., Expiration: 12/19/2025; Exercise Price: $115.00	(642,708)	(54)	(29,970)
Tempus AI, Inc., Expiration: 12/19/2025; Exercise Price: $85.00	(109,102)	(14)	(3,360)
Tractor Supply Co., Expiration: 12/5/2025; Exercise Price: $55.00	(564,234)	(103)	(6,953)
Tradeweb Markets, Inc., Expiration: 12/19/2025; Exercise Price: $110.00	(239,492)	(22)	(5,170)
Viking Therapeutics, Inc., Expiration: 12/19/2025; Exercise Price: $37.50	(77,301)	(21)	(5,261)
Visa, Inc., Expiration: 12/19/2025; Exercise Price: $345.00	(836,100)	(25)	(5,362)
WD-40 Co., Expiration: 12/19/2025; Exercise Price: $200.00	(39,160)	(2)	(650)
Western Union Co., Expiration: 12/19/2025; Exercise Price: $9.00	(56,256)	(64)	(1,120)
Zoetis, Inc., Expiration: 12/19/2025; Exercise Price: $120.00	(717,808)	(56)	(52,640)
Total Call Options			(410,352)
TOTAL WRITTEN OPTIONS (Premiums received $349,913)			$(410,352)

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	100 shares per contract.
(b)	Exchange-traded.